Fair Value of Options Measured Based on Black-Scholes Options Pricing Model, Stock Options Granted by Red 5 (Detail) - Stock options and ordinary shares granted by Red 5	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.78%
Expected life (years)	4 years
Volatility, minimum	38.89%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, maximum	5.00%
Expected life (years)	6 years
Volatility, maximum	69.36%